ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Reclassification out of Accumulated Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest (expense)	$ (19,788)	$ (22,237)	$ (27,640)
Cost of goods sold	327,045	314,427	299,150
Tax (expense) or benefit	10,235	(10,825)	(505)
Gains and Losses on Cash Flow Hedges | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	(1,830)	(2,210)
Tax (expense) or benefit	793	939
Net of tax	(1,037)	(1,271)
Interest rate swap | Gains and Losses on Cash Flow Hedges | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest (expense)	(1,938)	(1,901)
Foreign currency forwards | Gains and Losses on Cash Flow Hedges | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of goods sold	$ 108	$ (309)